UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				07/30/2009
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	8

Form 13F Information Table Value Total:  	$20,814
					 	(thousands)

List of Other Included Managers: NONE



Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


ANGLOGOLD ASHANTI LIMITED SPONSOCOM		035128206	3,126 		85,342 		SH		SOLE		85,342
JAGUAR MINING INC. CMN		COM		47009M103	2,456 		324,028 	SH		SOLE		324,028
KINROSS GOLD CORP CMN		COM		496902404	2,359 		130,000 	SH		SOLE		130,000
LORILLARD, INC. CMN		COM		544147101	2,261 		33,356 		SH		SOLE		33,356
PROSHARES TRUST PROSHARES ULTRASETF		74347R297	3,739 		73,420 		SH		SOLE		73,420
ROSETTA RESOURCES INC CMN	COM		777779307	2,146 		245,000 	SH		SOLE		245,000
SPDR GOLD TRUST ETF		ETF		78463V107	3,190 		34,988 		SH		SOLE		34,988
UNITED STATES STEEL CORPORATIO*NCOM		912909108	1,537 		43,000 		SH		SOLE		43,000
